EMPLOYEE DEFINED CONTRIBUTION PLAN (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
EMPLOYEE DEFINED CONTRIBUTION PLAN
Amount of employee benefits expensed	$ 1,691	¥ 11,770	¥ 12,682	¥ 12,707